Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended: December 31, 2003
Check here if Amendment [x]; Amendment
Number: 32
This Amendment (Check only one):
[x] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD 02/10/04





Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.





Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
56
Form 13F Information Table Value Total:
189,129
List of Other Included Managers:
NONE







Name of Issuer       Title
                     of
                     Class        CUSIP       Value    Shrs or    SH/PRN  Put/  Investment  Other     Voting  Authority
                                                       Prn Amt            Call  Discretion  Managers  Sole  Shared None


Alfa Corp.              Com        015385107     267     20,800      SH          SOLE                 20,800
Baker Michael Corp      Com        057149106   2,766    267,237      SH          SOLE                267,237
Berkley, WR             Com        084423102     863     24,700      SH          SOLE                 24,700
Burlington Res Inc.     Com        122014103   1,251     22,595      SH          SOLE                 22,595
Chesapeake Utilities    Com        165303108     250      9,575      SH          SOLE                  9,575
CIT Group               Com        125581108   2,248     62,525      SH          SOLE                 62,525
Columbia Bankcorp       Com        197227101     195      6,100      SH          SOLE                  6,100
EOG Res Inc.            Com        26875P101   1,697     36,747      SH          SOLE                 36,747
Emcor Group             Com        29084Q100   5,167    117,700      SH          SOLE                117,700
Emerson Elec Co.        Com        291011104   2,278     35,185      SH          SOLE                 35,185
FTI Consulting          Com        302941109   6,428    275,000      SH          SOLE                275,000
First Potomac           Com        33610F109     468     25,000      SH          SOLE                 25,000
Gladstone Coml          Com        376536108     482     28,600      SH          SOLE                 28,600
Griffon Corp.           Com        398433102   1,152     56,860      SH          SOLE                 56,860
Hilb Rogal              Com        431294107     831     25,900      SH          SOLE                 25,900
Imation Corp.           Com        45245A107   4,442    126,400      SH          SOLE                126,400
Insituform Tech         CLA        457667103   2,402    145,575      SH          SOLE                145,575
John Hancock Bk      SHBENINT      409735107   2,290    221,725      SH          SOLE                221,725
Middleby                Com        596278101   3,829     94,600      SH          SOLE                 94,600
Nabi Biopharmac         Com        629519109   4,680    368,250      SH          SOLE                368,250
NiSource Inc.           Com        65473P105   3,052    139,100      SH          SOLE                139,100
PartnerRe Holdings      Com        G6852T105   5,787     99,698      SH          SOLE                 99,698
PFF Bancorp             Com        69331W104   1,366     37,653      SH          SOLE                 37,653
PPL Corporation         Com        69351T106   6,451    147,450      SH          SOLE                147,450
Pentair                 Com        709631105     457     10,000      SH          SOLE                 10,000
Provident Bankshares    Com        743859100     294     10,000      SH          SOLE                 10,000
SCS Transn              Com        81111T102     496     28,200      SH          SOLE                 28,200
Southern Finl Bancorp   Com        842870107     641     14,888      SH          SOLE                 14,888
SunTrust Bks            Com        867914103   3,306     46,236      SH          SOLE                 46,236
Tredegar Corp.          Com        894650100     211     13,600      SH          SOLE                 13,600
USI Hldgs               Com        90333H101   3,025    231,800      SH          SOLE                231,800
Urstadt Biddle Pptys    CLA        917286205     389     27,500      SH          SOLE                 27,500
Wabash Natl             Com        929566107  11,190    381,925      SH          SOLE                381,925
Washington Mutual       Com        939322103   2,871     71,552      SH          SOLE                 71,552
Waste Industries        Com        941057101   3,247    282,375      SH          SOLE                282,375
Yardville Nat'l         Com        985021104   1,317     51,175      SH          SOLE                 51,175
Amdocs Ltd.        Note 2.0  6/0   02342TAB5   7,914  7,927,000      PRN         SOLE              7,927,000
Anadigics          Note 5.0 11/1   032515AB4   3,656  3,750,000      PRN         SOLE              3,750,000
Anixter Int'l      Note      6/2   035290AC9   6,376 18,720,000      PRN         SOLE             18,720,000
Atmel Corp.        SDCV      5/2   049513AE4   1,073  2,500,000      PRN         SOLE              2,500,000
Bisys Group        Note 4.0  3/1   055472AB0   9,553  9,660,000      PRN         SOLE              9,660,000
Calpine Corp.      Note 4.0 12/2   131347BA3   3,267  3,335,000      PRN         SOLE              3,335,000
Ciena Corp.        Note 3.75 2/0   171779AA9   5,482  5,980,000      PRN         SOLE              5,980,000
Corning            DBCV     11/0   219350AJ4   2,107  2,747,000      PRN         SOLE              2,747,000
Curagen Corp       SDCV 6.0  2/0   23126RAC5   7,709  8,777,000      PRN         SOLE              8,777,000
E Trade Group      Note 6.0  2/0   269246AB0   8,602  8,400,000      PRN         SOLE              8,400,000
Human Genome       Note 5.0  2/0   444903AF5   2,812  2,950,000      PRN         SOLE              2,950,000
Mercury Interact   Note 4.75 7/0   589405AB5   2,020  2,000,000      PRN         SOLE              2,000,000
PMC Sierra         Note 3.75 8/1   69344FAB2   4,524  4,513,000      PRN         SOLE              4,513,000
Quanta Svcs        Note 4.0  7/0   74762EAA0   9,430 10,272,000      PRN         SOLE             10,272,000
RF Microdevices    Note 3.75 8/1   749941AB6  11,576 11,579,000      PRN         SOLE             11,579,000
Sanmina Corp       SDCV      9/1   800907AD9   4,125  8,000,000      PRN         SOLE              8,000,000
Sepracor           SDCV 5.0  2/1   817315AL8   1,924  2,000,000      PRN         SOLE              2,000,000
Vishay Inter Tech  Note      6/0   928298AD0   1,887  3,067,000      PRN         SOLE              3,067,000
WMX Technologies   Note 2.0  1/2   92929QAF4   1,114  1,173,000      PRN         SOLE              1,173,000
Wind River System  Note 3.75 12/1  973149AE7   5,892  6,300,000      PRN         SOLE              6,300,000
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